RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship to the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership
Dogness Technology Co., Ltd (“Dogness Technology”)	The legal representative is Junqiang Chen, the relative of Mr. Silong Chen

SCHEDULE OF DUE FROM RELATED PARTIES

Due from related parties consist of mainly rent receivables from the following:

	As of	As of
	June 30, 2023	June 30, 2022

Linsun	$87,430	$77,964
Dogness Network	-	7,340
Dogness Technology	-	20,099
Total	$87,430	$105,403

SCHEDULE OF DUE TO RELATED PARTIES	Due to related parties consist of the following:
	As of	As of
	June 30, 2023	June 30, 2022

Mr. Silong Chen	$80,327	$130,468
Dogness Technology	5,516	-
Total	$85,843	$130,468

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenue from related parties consisted of the following:

	For the Years Ended June 30,
Name	2023	2022	2021
Dogness Network	$1,543,979	$1,806,732	$1,207,686
Dogness Technology	156,194	405,847	-
Total	$1,700,173	$2,212,579	$1,207,686

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES

Accounts receivable from related parties consisted of the following:

	As of	As of
	June 30, 2023	June 30, 2022

Accounts receivable - related parties:
Dogness Network	$1,133,092	$1,036,476
Dogness Technology	139,292	58,379
Total	$1,272,384	$1,094,855

SCHEDULE OF ADVANCE TO SUPPLIER FROM RELATED PARTIES	Advance to supplier from related party consisted of the following:
	As of	As of
	June 30, 2023	June 30, 2022

Advance to supplier - related party:
Linsun	$239,729	$-
Total	$239,729	$-

SCHEDULE OF ACCOUNTS PAYABLE TO RELATED PARTIES	Accounts payableto related party consisted of the following:
	As of	As of
	June 30, 2023	June 30, 2022

Accounts payable - related party
Linsun	$-	$393,625
Total	$-	$393,625